Note Payable (Details) - Schedule of minimum principal payments under note payable to unrelated parties	Dec. 31, 2020 USD ($)
Schedule of minimum principal payments under note payable to unrelated parties [Abstract]
Year ended December 31, 2021	$ 14,654
Year ended December 31, 2022	4,246
Total principal payments	$ 18,900